                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2005

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Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:             Richard L. Grubman
Address:          c/o Highfields Capital Management LP
                  John Hancock Tower
                  200 Clarendon Street, 51st Floor
                  Boston, MA  02116
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13F File Number                28-7616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Mazzella
Title:  General Counsel
Phone:  617-850-7520

Signature, Place and Date of Signing

/s/ Joseph F. Mazzella          Boston, Massachusetts       August 15, 2005
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Report Type (Check only one.)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:
         Form 13F File Number               Name
         28-3499                            Highfields Capital Management LP

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total:  $5,621,668 (x 1000)

List of Other Included Managers:
         None

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FORM 13F

Page 2 of 2          Name of Reporting Manager:  Richard L. Grubman

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